Schedule I - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information Of Registrant

SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT

VISTRA ENERGY CORP. (PARENT)

SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT

CONDENSED STATEMENT OF LOSS

(Millions of Dollars)

Successor
Period from October 3, 2016 through December 31, 2016
Selling, general and administrative expense	$(7)

Loss from operations	(7)
Impacts of Tax Receivable Agreement	(22)

Loss before income taxes and equity earnings	(29)
Pretax equity in losses of consolidated subsidiaries	(204)
Income tax benefit	70

Net loss	$(163)

See Notes to the Condensed Financial Statements.

CONDENSED STATEMENT OF CASH FLOWS

(Millions of Dollars)

Successor
Period from October 3, 2016 through December 31, 2016
Cash flows — operating activities:
Net loss	$(163)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Pretax equity in losses of consolidated subsidiaries	204
Deferred income tax benefit, net	(76)
Impacts of Tax Receivables Agreement	22
Other, net	3
Changes in operating assets and liabilities	(26)

Cash used in operating activities	(36)
Cash flows — financing activities:
Special dividend (Note 4)	(992)
Other, net	1

Cash used in financing activities	(991)
Cash flows — investing activities:
Dividend received from subsidiaries	997
Changes in restricted cash	36

Cash provided by financing activities	1,033
Net change in cash and cash equivalents	6
Cash and cash equivalents — beginning balance	20

Cash and cash equivalents — ending balance	$26

See Notes to the Condensed Financial Statements.

VISTRA ENERGY CORP. (PARENT)

SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT

CONDENSED BALANCE SHEET

(Millions of Dollars)

Successor
December 31, 2016
ASSETS
Current assets:
Cash and cash equivalents	$26
Restricted cash	90
Other current assets	3

Total current assets	119
Equity investments in consolidated subsidiaries	6,067
Accumulated deferred income taxes	1,122
Other noncurrent assets	7

Total assets	$7,315

LIABILITIES AND EQUITY
Current liabilities:
Accrued taxes	$31
Other current liabilities	91

Total current liabilities	122
Tax Receivable Agreement obligation	596

Total liabilities	718
Total shareholders’ equity	6,597

Total liabilities and equity	$7,315

See Notes to the Condensed Financial Statements.